VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—1.2%
Communication Services—1.0%
Cable One, Inc. 1.125%, 3/15/28	$5,315	$3,997
Consumer Discretionary—0.2%
Winnebago Industries, Inc. 3.250%, 1/15/30	1,155	1,042
Total Convertible Bonds and Notes (Identified Cost $5,686)		5,039

Corporate Bonds and Notes—93.5%
Communication Services—7.6%
ANGI Group LLC 144A 3.875%, 8/15/28(1)	2,709	2,411
Cable One, Inc. 144A 4.000%, 11/15/30(1)(2)	2,865	1,994
Charter Communications Operating LLC 6.484%, 10/23/45	4,717	4,349
Connect Finco S.a.r.l. 144A 9.000%, 9/15/29(1)	1,950	2,049
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	1,333	1,332
144A 8.875%, 2/1/30(1)	2,158	2,153
Discovery Communications LLC 5.000%, 9/20/37	520	376
Discovery Global Holdings, Inc.
4.279%, 3/15/32	3,425	3,031
5.050%, 3/15/42	564	372
Iliad Holding SAS 144A 8.500%, 4/15/31(1)	1,925	2,014
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	1,677	1,643
Nexstar Media, Inc.
144A 6.500%, 9/15/33(1)	1,045	1,053
144A 7.250%, 4/15/34(1)	1,025	1,028
Paramount Global 6.875%, 4/30/36	2,298	2,016
Snap, Inc. 144A 6.875%, 3/1/33(1)	1,642	1,550
Time Warner Cable LLC 5.875%, 11/15/40	1,150	1,042
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,450	1,391
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	1,682	969
		30,773

Consumer Discretionary—11.6%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	422	407
144A 5.000%, 2/15/32(1)	2,663	2,522
Ashton Woods USA LLC 144A 6.875%, 8/1/33(1)	2,287	2,206
Bath & Body Works, Inc. 6.750%, 7/1/36	2,685	2,575
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	1,045	961
Champ Acquisition Corp. 144A 8.375%, 12/1/31(1)	1,102	1,155
	Par Value	Value

Consumer Discretionary—continued
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	$3,072	$3,121
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	1,335	1,247
FirstCash, Inc.
144A 5.625%, 1/1/30(1)	2,070	2,058
144A 6.875%, 3/1/32(1)	4,606	4,694
Gee Automotive Holdings LLC 144A 7.250%, 3/1/31(1)	2,010	2,016
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,410	1,419
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	867	887
Risewell Homes, Inc.
144A 9.250%, 10/1/29(1)	3,022	3,053
144A 8.500%, 11/1/30(1)	1,500	1,467
Six Flags Entertainment Corp. 144A 8.625%, 1/15/32(1)	2,051	2,054
Station Casinos LLC
144A 4.500%, 2/15/28(1)	1,930	1,892
144A 4.625%, 12/1/31(1)	2,366	2,209
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,886	1,888
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	1,055	1,066
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	3,049	2,955
Weekley Homes LLC 144A 6.750%, 1/15/34(1)	2,271	2,175
Whirlpool Corp. 6.125%, 6/15/30	2,464	2,406
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	521	519
		46,952

Consumer Staples—1.0%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,830	1,761
Turning Point Brands, Inc. 144A 7.625%, 3/15/32(1)	2,280	2,334
		4,095

Energy—7.8%
Ascent Resources Utica Holdings LLC 144A 9.000%, 11/1/27(1)	329	384
California Resources Corp. 144A 8.250%, 6/15/29(1)	615	643
Chord Energy Corp. 144A 6.000%, 10/1/30(1)	1,940	1,966
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	3,020	3,108
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	2,000	2,059
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	2,020	2,087
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,092	1,065
144A 7.500%, 7/15/38(1)	2,537	2,648
SESI LLC 144A 7.875%, 9/30/30(1)	2,276	2,321
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
Tallgrass Energy Partners LP 144A 7.375%, 2/15/29(1)	$992	$1,021
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	1,538	1,638
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(1)	1,173	1,206
Transocean International Ltd.
7.500%, 4/15/31	2,345	2,397
144A 8.750%, 2/15/30(1)	883	921
144A 8.500%, 5/15/31(1)	835	876
Valaris Ltd. 144A 8.375%, 4/30/30(1)	1,912	1,981
Venture Global LNG, Inc.
144A 9.000%(1)(3)	1,291	1,286
144A 9.500%, 2/1/29(1)	3,775	4,082
		31,689

Financials—34.3%
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	1,000	999
American Axle & Manufacturing, Inc. 6.875%, 7/1/28	626	625
Apollo Commercial Real Estate Finance, Inc. 144A 4.625%, 6/15/29(1)	1,170	1,161
ARC Falcon I, Inc. 144A 9.750%, 3/1/33(1)	1,175	1,131
Ardonagh Finco Ltd. 144A 7.750%, 2/15/31(1)	4,092	4,140
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(1)	2,120	2,077
Aretec Group, Inc. 144A 10.000%, 8/15/30(1)	1,589	1,688
Arsenal AIC Parent LLC
144A 8.000%, 10/1/30(1)	932	970
144A 11.500%, 10/1/31(1)	1,905	2,058
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	1,475	1,496
Asurion LLC
144A 8.000%, 12/31/32(1)	957	993
144A 8.375%, 2/1/34(1)	1,235	1,199
Baldwin Insurance Group Holdings LLC 144A 7.125%, 5/15/31(1)	2,499	2,512
Blackstone Mortgage Trust, Inc. 144A 7.750%, 12/1/29(1)	1,017	1,069
Bread Financial Holdings, Inc. 144A 6.750%, 5/15/31(1)	1,060	1,052
Burford Capital Global Finance LLC 144A 7.500%, 7/15/33(1)	1,090	907
CCO Holdings LLC
144A 7.375%, 3/1/31(1)(2)	1,994	2,030
144A 7.375%, 2/1/36(1)(2)	2,115	2,106
Citizens Financial Group, Inc. 5.299%, 1/29/36	634	628
Consolidated Energy Finance S.A. 144A 12.000%, 2/15/31(1)	820	808
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	3,688	3,327
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	1,193	1,208
Encore Capital Group, Inc. 144A 9.250%, 4/1/29(1)	2,940	3,076
	Par Value	Value

Financials—continued
Enova International, Inc.
144A 11.250%, 12/15/28(1)	$2,393	$2,531
144A 9.125%, 8/1/29(1)	2,024	2,071
Freedom Mortgage Corp. 144A 12.250%, 10/1/30(1)	957	1,033
Freedom Mortgage Holdings LLC
144A 9.250%, 2/1/29(1)	1,389	1,408
144A 8.375%, 4/1/32(1)	1,100	1,082
144A 7.875%, 4/1/33(1)	369	346
GGAM Finance Ltd. 144A 8.000%, 2/15/27(1)	1,856	1,873
Global Payments, Inc. 4.875%, 11/15/30	1,028	1,009
goeasy Ltd. 144A 9.250%, 12/1/28(1)	2,023	1,882
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	995	1,018
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,590	1,554
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	3,901	4,070
Howden UK Refinance plc 144A 8.125%, 2/15/32(1)	5,820	5,453
Industrial F&B Investments III, Inc. 144A 7.750%, 2/11/33(1)	2,093	2,115
INEOS Finance plc 144A 6.750%, 5/15/28(1)	2,415	2,334
Jefferson Capital Holdings LLC
144A 9.500%, 2/15/29(1)	1,963	2,060
144A 8.250%, 5/15/30(1)	1,951	2,030
Level 3 Financing, Inc. 144A 7.000%, 3/31/34(1)	2,507	2,566
OAK-Eagle Acquireco, Inc.
144A 7.250%, 7/1/33(1)	1,254	1,299
144A 8.750%, 7/1/34(1)	1,254	1,313
OneMain Finance Corp.
7.875%, 3/15/30	1,972	2,035
6.750%, 3/15/32	935	907
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	1,020	1,021
Organon & Co. 144A 4.125%, 4/30/28(1)	1,090	1,058
Osaic Holdings, Inc.
144A 6.750%, 8/1/32(1)	997	997
144A 8.000%, 8/1/33(1)	965	953
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	2,030	2,037
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	1,900	1,944
144A 6.875%, 2/15/33(1)	992	949
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	2,387	2,402
PRA Group, Inc.
144A 5.000%, 10/1/29(1)	1,767	1,631
144A 8.875%, 1/31/30(1)	1,981	2,000
Provident Funding Associates LP 144A 9.750%, 9/15/29(1)	1,957	2,009
Rocket Cos., Inc.
144A 6.500%, 8/1/29(1)	882	892
144A 6.125%, 8/1/30(1)	2,085	2,104
144A 7.125%, 2/1/32(1)	511	527
144A 6.375%, 8/1/33(1)	970	980
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
Rocket Mortgage LLC 144A 4.000%, 10/15/33(1)	$2,434	$2,182
Ryan Specialty LLC 144A 5.875%, 8/1/32(1)	3,695	3,652
Sable International Finance Ltd. 144A 7.125%, 10/15/32(1)	1,050	1,033
Sabre Financial Borrower LLC 144A 11.125%, 6/15/29(1)	3,051	3,122
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(1)	1,930	1,996
SLM Corp.
3.125%, 11/2/26	1,456	1,443
6.500%, 1/31/30	2,469	2,424
Starwood Property Trust, Inc. 144A 5.250%, 10/15/28(1)	1,220	1,206
Transocean International Ltd.
6.800%, 3/15/38	2,564	2,462
144A 7.875%, 10/15/32(1)	1,024	1,094
United Wholesale Mortgage LLC 144A 5.500%, 4/15/29(1)	5,127	4,799
UWM Holdings LLC
144A 6.625%, 2/1/30(1)	990	934
144A 6.250%, 3/15/31(1)	1,390	1,266
VFH Parent LLC 144A 7.500%, 6/15/31(1)	1,760	1,808
Viking Cruises Ltd. 144A 9.125%, 7/15/31(1)	5,457	5,757
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	2,122	2,223
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	1,580	1,359
		139,513

Health Care—5.0%
1261229 BC Ltd. 144A 10.000%, 4/15/32(1)	2,370	2,427
Centene Corp. 4.625%, 12/15/29	5,390	5,117
DaVita, Inc. 144A 6.875%, 9/1/32(1)	1,590	1,629
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	2,015	1,700
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,565	1,597
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	945	999
144A 11.000%, 10/15/30(1)	879	945
Molina Healthcare, Inc.
144A 4.375%, 6/15/28(1)	2,130	2,060
144A 6.250%, 1/15/33(1)	4,150	4,024
		20,498

Industrials—7.4%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	172	175
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,537	1,539
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	1,005	1,030
	Par Value	Value

Industrials—continued
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 7.500%, 2/1/32(1)	$4,245	$4,289
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	1,040	1,011
Cimpress plc 144A 7.375%, 9/15/32(1)	1,990	1,973
Columbus McKinnon Corp. 144A 7.125%, 2/1/33(1)	2,055	2,054
Danaos Corp. 144A 6.875%, 10/15/32(1)	1,205	1,224
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	1,853	1,935
LBM Acquisition LLC 144A 9.500%, 6/15/31(1)	1,805	1,571
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	1,990	2,078
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	1,465	1,431
Terex Corp. 144A 5.000%, 5/15/29(1)	1,120	1,104
TMS International Corp. 144A 6.250%, 4/15/29(1)	845	815
TransDigm, Inc.
144A 6.750%, 8/15/28(1)	4,030	4,079
144A 6.125%, 7/31/34(1)	1,267	1,246
TrueNoord Capital DAC 144A 8.750%, 3/1/30(1)	1,270	1,297
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(1)	1,060	1,028
		29,879

Information Technology—4.2%
Acrisure LLC 144A 7.500%, 11/6/30(1)	2,035	2,041
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	3,904	4,040
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	4,199	4,097
Fair Isaac Corp. 144A 6.000%, 5/15/33(1)	2,009	1,971
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	3,830	3,766
Voyager Parent LLC 144A 9.250%, 7/1/32(1)	953	989
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	345	347
		17,251

Materials—7.8%
Celanese U.S. Holdings LLC
7.050%, 11/15/30	430	455
7.200%, 11/15/33	1,921	2,049
Century Aluminum Co. 144A 6.875%, 8/1/32(1)	340	351
Champion Iron Canada, Inc. 144A 7.875%, 7/15/32(1)	1,002	1,041
Cleveland-Cliffs, Inc.
6.250%, 10/1/40	1,050	829
144A 7.000%, 3/15/32(1)	3,121	3,020
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Materials—continued
144A 7.375%, 5/1/33(1)	$580	$567
Enerflex, Inc. 144A 6.875%, 1/15/31(1)	1,214	1,240
First Quantum Minerals Ltd.
144A 8.000%, 3/1/33(1)	1,045	1,080
144A 7.250%, 2/15/34(1)	905	916
144A 6.375%, 2/15/36(1)	2,655	2,540
Hecla Mining Co. 7.250%, 2/15/28	343	343
Magnera Corp.
144A 4.750%, 11/15/29(1)	490	442
144A 7.250%, 11/15/31(1)	1,470	1,361
Mativ Holdings, Inc. 144A 8.000%, 10/1/29(1)(2)	3,106	2,893
Mineral Resources Ltd.
144A 8.000%, 11/1/27(1)	1,020	1,033
144A 9.250%, 10/1/28(1)	988	1,024
144A 8.500%, 5/1/30(1)	410	421
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	1,944	1,971
Sealed Air Corp. 144A 6.875%, 7/15/33(1)	985	941
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(1)	879	872
144A 8.875%, 11/15/31(1)	2,895	2,985
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	1,913	1,927
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	1,507	1,561
		31,862

Real Estate—2.0%
Arbor Realty SR, Inc. 144A 8.500%, 12/15/28(1)(2)	2,115	2,079
Brandywine Operating Partnership LP 6.125%, 1/15/31	2,617	2,334
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,602	2,591
Global Net Lease, Inc. 144A 3.750%, 12/15/27(1)	1,120	1,085
		8,089

Utilities—4.8%
Ferrellgas LP 144A 9.250%, 1/15/31(1)	1,045	1,089
Hawaiian Electric Co., Inc. 144A 6.000%, 10/1/33(1)	1,055	1,054
Lightning Power LLC 144A 7.250%, 8/15/32(1)	4,035	4,194
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	2,119	2,136
Talen Energy Supply LLC
144A 6.250%, 2/1/34(1)	1,065	1,053
144A 6.500%, 2/1/36(1)	1,065	1,072
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	413	422
Venture Global Plaquemines LNG LLC
144A 6.125%, 12/15/30(1)	2,075	2,134
144A 7.750%, 5/1/35(1)	2,863	3,209
144A 6.750%, 1/15/36(1)	850	900
	Par Value	Value

Utilities—continued
Vistra Corp. 144A 8.000% (1)(3)	$2,044	$2,066
		19,329

Total Corporate Bonds and Notes (Identified Cost $381,177)		379,930

Leveraged Loans—0.6%
Financials—0.4%
Asurion LLC
Tranche B-12 (1 month Term SOFR + 4.250%) 7.920%, 9/19/30(4)	972	961
Tranche B-4 (1 month Term SOFR + 5.364%) 9.030%, 1/20/29(4)	442	438
		1,399

Gaming / Leisure—0.2%
Sabre GLBL, Inc. 2025, Tranche B-1 (1 month Term SOFR + 6.350%) 10.020%, 7/30/29(4)	1,267	990
Total Leveraged Loans (Identified Cost $2,476)		2,389

	Shares
Preferred Stock—0.0%
Communication Services—0.0%
LiveStyle, Inc. Series B(5)(6)(7)	3,156	—
Total Preferred Stock (Identified Cost $309)		—

Common Stocks—0.0%
Communication Services—0.0%
Atento Luxco 1 S.A.(5)(6)	8,058	134
LiveStyle, Inc. (5)(6)(7)	67,983	—
		134

Financials—0.0%
Erickson, Inc.(5)(6)	2,675	—
Total Common Stocks (Identified Cost $1,491)		134

Affiliated Exchange-Traded Fund—1.6%
Financials—1.6%
Virtus Seix Senior Loan ETF(2)(8)(9)	273,297	6,302
Total Affiliated Exchange-Traded Fund (Identified Cost $6,540)		6,302

Total Long-Term Investments—96.9% (Identified Cost $397,679)		393,794

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(9)(10)	12,108,570	$12,109
Total Securities Lending Collateral (Identified Cost $12,108)		12,109

TOTAL INVESTMENTS—99.9% (Identified Cost $409,787)		$405,903
Other assets and liabilities, net—0.1%		376
NET ASSETS—100.0%		$406,279

Abbreviations:
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $338,299 or 83.3% of net assets.

(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)
Variable rate security. Rate disclosed is as of March 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Affiliated investment.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
Cayman Islands	3
United Kingdom	3
Canada	3
Bermuda	2
Jersey	2
Australia	1
Other	2
Total	100%
† % of total investments as of March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$5,039	$—	$5,039	$—
Corporate Bonds and Notes	379,930	—	379,930	—
Leveraged Loans	2,389	—	2,389	—
Equity Securities:
Preferred Stock	—	—	—	—
Common Stocks	134	—	—	134
Affiliated Exchange-Traded Fund	6,302	6,302	—	—
Securities Lending Collateral	12,109	12,109	—	—
Total Investments	$405,903	$18,411	$387,358	$134
Security held by the Fund with an end of period value of $990 was transferred from Level 1 to Level 3 due to a market delisting at period end.
Securities held by the Fund with an end of period value of $134 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.